Total
First Eagle U.S. Smid Cap Opportunity Fund
First Eagle U.S. Smid Cap Opportunity Fund
Investment Objective
First Eagle U.S. Smid Cap Opportunity Fund (“Smid Cap Fund” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Smid Cap Fund

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Smid Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Smid Cap Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 192 and 199, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Eagle U.S. Smid Cap Opportunity Fund	Class A		Class I	Class R6
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[1]	none	none
[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Eagle U.S. Smid Cap Opportunity Fund		Class A	Class I	Class R6
Management Fees	[1]	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses	[2]	6.08%	2.21%	8.21%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Operating Expenses (%)		7.09%	2.97%	8.97%
Fee Waiver and/or Expense Reimbursement	[1]	(5.88%)	(2.01%)	(8.01%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)		1.21%	0.96%	0.96%
[1]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual
[2]	“Other Expenses” and Acquired Fund Fees and Expenses (“AFFE”) are based on an estimate for the current fiscal year; actual expenses may vary. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.

Example

The following example is intended to help you compare the cost of investing in the Smid Cap Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Expense Example - First Eagle U.S. Smid Cap Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	617	1,986	3,299	6,347
Class I	98	729	1,385	3,146
Class R6	98	1,891	3,545	7,137

Expense Example No Redemption - First Eagle U.S. Smid Cap Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	617	1,986	3,299	6,347
Class I	98	729	1,385	3,146
Class R6	98	1,891	3,545	7,137

Portfolio Turnover Rate

The Smid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Smid Cap Fund’s portfolio turnover rate was 30.48% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, in equity securities of small-and mid-cap (“smid cap”) companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities (e.g., common stocks, warrants, rights and preferred stocks) of U.S. smid cap companies. The Adviser defines smid cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2500TM Index. The Russell 2500TM Index is reconstituted annually. As of December 31, 2023, the market capitalization range of the companies included within the Russell 2500TM Index was between $22.3 billion and $17 million.

Potential investments that the Adviser considers to be opportunistic may include situations involving company turnarounds (e.g., a company that may be experiencing periods of poor financial or stock performance but may be exhibiting potential for financial recovery), emerging growth companies with interrupted earnings patterns (e.g., companies without a long or consistent history of earnings but that the Adviser believes have the potential for earnings growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to book or price-to sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth). The Adviser also considers investments in companies that have the potential to benefit from a perceived catalyst for positive change, such as companies with new management, a more favorable business cycle, product innovation and/or margin improvement. In certain market environments, the Fund may invest up to 10% of its net assets (plus any borrowings for investment purposes and measured at the time of investment) in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)).

The Fund may invest in other investment companies (e.g., exchange-traded funds) that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what the Adviser deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio. In managing the Fund’s assets, the Adviser uses various methods of analysis primarily rooted in drawing a view on the valuation of each security and a related evaluation of each company. In selecting securities for the Fund, the Adviser generally evaluates the quality of a company’s balance sheet and other measures of a company’s financial condition and profitability, such as the history and/or potential for improvement in cash flow generation, internal rates of return, and sustainable earnings. The Adviser generally seeks to invest in equity securities of companies that are trading below the Adviser’s estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such securities.

For more information about the Smid Cap Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Principal Investment Risks
Investment Results

The following information provides an indication of the risks of investing in the Smid Cap Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/us-smid-cap-opportunity-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
Fourth Quarter 2023	11.28%	Third Quarter 2023	-6.81%

*	For the period presented in the bar chart above.

Average Annual Total Returns as of December 31, 2023
The following table discloses after-tax returns only for Class A shares. After-tax returns for Class I and Class R6 shares will vary.
Average Annual Returns - First Eagle U.S. Smid Cap Opportunity Fund	1 Year	Since Inception	Inception Date
Class A	11.28%	(1.09%)	Aug. 15, 2022
Class I	17.53%	3.04%	Aug. 15, 2022
Class R6	17.45%	2.96%	Aug. 15, 2022
After Taxes on Distributions | Class A	10.77%	(1.44%)
After Taxes on Distributions and Sale of Fund Shares | Class A	6.99%	(0.85%)
Russell 2500TM Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class A	15.98%	1.97%	Aug. 15, 2022
Russell 2500TM Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class I	15.98%	3.61%	Aug. 15, 2022
Russell 2500TM Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class R6	15.98%	1.97%	Aug. 15, 2022
Russell 2500TM Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class A	17.42%	(1.27%)	Aug. 15, 2022
Russell 2500TM Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class I	17.42%	0.77%	Aug. 15, 2022
Russell 2500TM Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class R6	17.42%	(1.27%)	Aug. 15, 2022
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class A	26.29%	5.93%	Aug. 15, 2022
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class I	26.29%	8.57%	Aug. 15, 2022
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class R6	26.29%	5.93%	Aug. 15, 2022